Operating Leases and Obligations Related to Finance Leases - Operating Leases (Details) $ in Millions	Jul. 31, 2021 contract vessel	Jun. 30, 2021 USD ($) vessel	May 17, 2021 vessel	Mar. 10, 2021 vessel	Feb. 05, 2021 vessel	Oct. 22, 2020 vessel
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year		$ 5.1
Lessee, Operating Lease, Liability, Payments, Due Year Two		9.6
Lessee, Operating Lease, Liability, Payments, Due Year Three		6.8
Lessee, Operating Lease, Liability, to be Paid, Year One		11.7
Lessee, Operating Lease, Liability, to be Paid, Year Four		6.8
Lessee, Operating Lease, Liability, to be Paid, After Year Four		$ 25.0
Subsequent Event [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Number of leases | contract	2
LR2 tanker
Operating Leased Assets [Line Items]
Number Of Vessels | vessel		1
Lessee, Operating Lease, Term of Contract		18 months
Aframax Tanker
Operating Leased Assets [Line Items]
Number Of Vessels | vessel		1	2	6	2	2
Lessee, Operating Lease, Term of Contract		7 years
Aframax Tanker | Subsequent Event [Member]
Operating Leased Assets [Line Items]
Number Of Vessels | vessel	2
STS Support Vessel
Operating Leased Assets [Line Items]
Number Of Vessels | vessel		1
Lessee, Operating Lease, Term of Contract		24 months